UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   ----------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     SPM Products, L.L.C.
          ------------------------------------------
          Clearwater House
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          2187 Atlantic Street, 4th Floor
          ------------------------------------------
          Stamford, CT 06902
          ------------------------------------------


Form 13F File Number:  28-
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Russell
          ------------------------------------------
Title:    Member of Upper Shad Associates, LLC,
          Managing member of  SPM Products, L.L.C.
          ------------------------------------------
Phone:    203-351-2870
          ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher Russell         Stamford, CT          February 14, 2012
-------------------------    --------------------    -------------------
     [Signature]                [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                            ---------------

Form 13F Information Table Entry Total:           0*
                                            ---------------

Form 13F Information Table Value Total:          $0*
                                            ---------------
                                             (thousands)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Structured Portfolio Management, L.L.C.
   -----------------       ----------------------------------------

* The Manager met the filing threshold during the 2011 calendar year. As of the date of this filing, there are no 13F securities over which the Manager exercises investment discretion.


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

                                    FORM 13F INFORMATION TABLE

Column 1 Column 2 Column 3  Column 4     Column 5       Column 6   Column 7    Column 8
Name of  Title Of            Value   Shares  SH/ Put/  Investment   Other  Voting Authority
 Issuer   Class    CUSIP    (x1000)   Held   PRN Call  Discretion  Managers  Shared  None
None       N/A      N/A        0        0     0    0      N/A         N/A       0     0

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